Equipment, Net - Schedule of Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Equipment, Net [Line Items]
Less: accumulated depreciation	$ (353,408)	$ (156,177)
Equipment, net	1,775,077
Motor vehicles [Member]
Schedule of Equipment, Net [Line Items]
Equipment gross	50,664	50,664
Machineries [Member]
Schedule of Equipment, Net [Line Items]
Equipment gross	$ 2,077,821	$ 105,513